(28) FINANCE INCOME (EXPENSES) (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Finance Income
Income from financial investments	R$ 222,773	R$ 457,255	R$ 667,429
Late payment interest and fines	276,350	265,455	246,045
Adjustment for inflation of tax credits	14,819	19,623	32,371
Adjustment for inflation of escrow deposits	37,322	49,502	35,228
Adjustment for inflation and exchange rate changes	70,201	60,999	147,849
Discount on purchase of ICMS credit	33,779	16,386	16,198
Adjustments to the sector financial asset (note 8)	80,240	0	32,747
PIS and COFINS on other finance income	(46,217)	(48,322)	(63,223)
PIS and COFINS on interest on capital	(39,355)	(27,798)	(2,324)
Other	112,503	87,214	88,182
Total	762,413	880,314	1,200,503
Finance expenses
Interest on debts	(1,328,693)	(1,661,060)	(1,811,263)
Adjustment for inflation and exchange rate changes	(368,141)	(540,053)	(703,128)
Capitalized interest	28,606	50,543	68,082
Adjustments to the sector financial liability (note 8)	0	(82,333)	(25,079)
Use of public asset	(17,759)	(8,048)	(14,950)
Others	(179,114)	(126,917)	(167,638)
Total	(1,865,100)	(2,367,868)	(2,653,977)
Finance expenses, net	R$ (1,102,687)	R$ (1,487,554)	R$ (1,453,474)